INCOME TAXES (Narrative) (Details) $ in Thousands, ₪ in Millions	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect	23.00%	23.00%	23.00%	23.00%
Undistributed earnings		$ 55,505
Operating loss carry-forwards		148,689
Capital tax losses		$ 258
Operating loss carry-forward expiration term	20 years	20 years
Operating loss carry-forward post tax act losses		$ 95,254
Percentage of taxable income limitation	80.00%	80.00%
Tax exempt profits		$ 16,353
Income tax liability that would have been incurred if retained tax exempt income is distributed		$ 4,015
Capital gains tax rate	12.00%	12.00%
Percentage of annual income derived from exports	25.00%	25.00%
Purchase of intangible assets from foreign resident | ₪	₪ 200
Foreign tax rate	4.00%	4.00%
Withholding tax rate	20.00%	20.00%
Interest expense (income) related to uncertain tax positions		$ (21)	$ 21	$ 47
Total accrual for interest		112	$ 133
U.S. [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards		141,209
Foreign Country Subsidiary [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carry-forwards		$ 45,955
Israel [Member]
Operating Loss Carryforwards [Line Items]
Corporate tax rate in effect	12.00%	12.00%